RELATED PARTY TRANSACTIONS (Details) - USD ($)		1 Months Ended			9 Months Ended		12 Months Ended
	Jan. 11, 2021	Feb. 28, 2021	Jan. 31, 2021	Jan. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Revenue recognized							$ 0	$ 100,000
Proceeds from convertible notes	$ 350,000		$ 350,000		$ 0	$ 350,000	$ 350,000	$ 0
Medice
Related Party Transaction [Line Items]
Revenue recognized				$ 100,000
License agreement, term				5 years
Salmon Pharma, Affiliate of Medice and David Baker, CEO | Convertible Promissory Note Purchase Agreement
Related Party Transaction [Line Items]
Proceeds from convertible notes	$ 350,000		$ 350,000
Note interest rate	7.00%		7.00%
Convertible notes, converted, shares issued (in shares)		54,906	54,906